Consolidated Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 ILS (₪) ₪ / shares shares	Jun. 30, 2018 ILS (₪) ₪ / shares shares
Statement Line Items [Line Items]
Research and development expenses | ₪		₪ 7,086	₪ 5,348
General and administrative expenses | ₪		5,064	7,072
Total operating expenses | ₪		12,150	12,420
Operating loss | ₪		12,150	12,420
Financial income | ₪		(7,111)	(2,868)
Financial expenses | ₪		880	12
Total comprehensive loss | ₪		₪ 5,919	₪ 9,564
Loss per share:
Basic and diluted loss per share | ₪ / shares		₪ 0.029	₪ 0.074
Basic and diluted loss per ADS | ₪ / shares		₪ 0.58	₪ 1.48
Weighted average number of shares outstanding used to compute basic and diluted loss per share | shares	200,942,871	200,942,871	128,600,812
U.S. dollars [Member]
Statement Line Items [Line Items]
Research and development expenses | $	$ 1,987
General and administrative expenses | $	1,420
Total operating expenses | $	3,407
Operating loss | $	3,407
Financial income | $	(1,994)
Financial expenses | $	247
Total comprehensive loss | $	$ 1,660
Loss per share:
Basic and diluted loss per share | $ / shares	$ 0.008
Basic and diluted loss per ADS | $ / shares	$ 0.17
Weighted average number of shares outstanding used to compute basic and diluted loss per share | shares	200,942,871	200,942,871